Jan. 23, 2024
ALPS | Kotak India ESG Fund

FINANCIAL INVESTORS TRUST

ALPS/Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 23, 2024, TO THE

SUMMARY PROSPECTUS DATED MARCH 1, 2023, AS REVISED APRIL 13, 2023

AND STATUTORY PROSPECTUS DATED FEBRUARY 28, 2023

Summary Section of the Statutory Prospectus and Summary Prospectus:

Effective immediately, the MSCI India Index is replacing the Nifty 500 Index as the Fund’s primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the current benchmark and more representative of the Fund’s investment profile.